Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies
Schedule of Future Minimum Rental Payments for Operating Leases
Operating Leases
2019	$100,000
2020	100,000
2021	100,000
2022	100,000
thereafter	441,667
Total minimum lease payments	$841,667